Risk - Summary of the Scenarios Estimated by Management and the Effect on Profit Before Income Taxes (Details) - Interest rate risk R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Exposure | Cash, bank deposits and cash equivalents
Risk
Effect of change in CDI rate on profit before income taxes	R$ 396,083
Exposure | Financial Investments
Risk
Effect of change in CDI rate on profit before income taxes	722,452
Exposure | Accounts payable to selling shareholders
Risk
Effect of change in CDI rate on profit before income taxes	912,757
Exposure | Related parties
Risk
Effect of change in CDI rate on profit before income taxes	20,478
Exposure | Loans and financing
Risk
Effect of change in CDI rate on profit before income taxes	311,119
+ 10% | Cash, bank deposits and cash equivalents
Risk
Effect of change in CDI rate on profit before income taxes	1,204
+ 10% | Financial Investments
Risk
Effect of change in CDI rate on profit before income taxes	2,196
+ 10% | Accounts payable to selling shareholders
Risk
Effect of change in CDI rate on profit before income taxes	2,775
+ 10% | Related parties
Risk
Effect of change in CDI rate on profit before income taxes	62
+ 10% | Loans and financing
Risk
Effect of change in CDI rate on profit before income taxes	997
-10% | Cash, bank deposits and cash equivalents
Risk
Effect of change in CDI rate on profit before income taxes	(1,204)
-10% | Financial Investments
Risk
Effect of change in CDI rate on profit before income taxes	(2,196)
-10% | Accounts payable to selling shareholders
Risk
Effect of change in CDI rate on profit before income taxes	(2,775)
-10% | Related parties
Risk
Effect of change in CDI rate on profit before income taxes	(62)
-10% | Loans and financing
Risk
Effect of change in CDI rate on profit before income taxes	R$ (997)